ACCOUNTS PAYABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current:
Accounts payable	$ 84	$ 90
Accrued & other liabilities	265	256
Deferred revenue(1)	156	141
Total current	505	487
Non-current:
Deferred revenue(1)	76	65
Provisions & other liabilities	20	25
Total non-current	$ 96	$ 90
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	68.00%
Percentage of entity's deferred income recognized	68.00%
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	5.00%
Percentage of entity's deferred income recognized	5.00%
2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	5.00%
Percentage of entity's deferred income recognized	5.00%
Later than three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Percentage of entity's deferred income recognized	22.00%
Percentage of entity's deferred income recognized	22.00%